Other Financial Assets at Fair Value Through Profit or Loss - Summary of Other Financial Assets at Fair Value Through Profit or Loss (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	£ 569	£ 602
Loans and advances to customers
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	331	355
Debt securities
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	165	168
Other debt instruments
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	40	49
Equity securities
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	£ 33	£ 30